EMPLOYEE BENEFITS - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Total company contributions to 401 (k) plan	$ 25.6	$ 21.9	$ 12.2